Warrants Liabilities (Details) - Schedule of Fair Value Ordinary Share of Warrants - Warrants [Member]	12 Months Ended
Jun. 30, 2023 USD ($)
Warrants Liabilities (Details) - Schedule of Fair Value Ordinary Share of Warrants [Line Items]
Balance
Issued by the SPAC	1,666,500
Fair value remeasurement (Gain)	(778,811)
Balance	$ 887,689